SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                                               [ ]

   Post-Effective Amendment No. 10    (File No. 333-91691)                   [x]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 11 (File No. 811-07623) [ X ]

                        (Check appropriate box or boxes)

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

       (formerly IDS Life of New York Flexible Portfolio Annuity Account)
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                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
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                               (Name of Depositor)

                 20 Madison Avenue Extension, Albany, NY 12203
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        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately  upon  filing  pursuant  to  paragraph  (b)
   [ ]  on (date) pursuant  to  paragraph  (b)
   [X]  60 days after  filing  pursuant  to paragraph (a)(1)
   [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus


_______, 2004

American Express
Retirement Advisor Advantage Plus(SM) Variable
Annuity/Retirement Advisor Select Plus(SM) Variable Annuity


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

Issued by:    IDS Life Insurance Company of New York (IDS Life of New York)
              20 Madison Avenue Extension
              Albany, NY 12203
              Telephone: (800) 541-2251

              IDS Life of New York Variable Annuity Account


This prospectus contains information that you should know before investing in the American Express Retirement Advisor Advantage Plus(SM) Variable Annuity (RAVA Advantage Plus), or the American Express Retirement Advisor Select Plus(SM) Variable Annuity (RAVA Select Plus). The information in this prospectus applies to both contracts unless stated otherwise.


Prospectuses are also available for:

   o  American Express(R) Variable Portfolio Funds

   o  AIM Variable Insurance Funds

   o  AllianceBernstein Variable Products Series Fund, Inc.

   o  American Century(R) Variable Portfolios, Inc.

   o  Calvert Variable Series, Inc.

   o  Evergreen Variable Annuity Trust

   o  Fidelity(R) Variable Insurance Products - Service Class 2


   o  Franklin(R) Templeton(R) Variable Insurance
      Products Trust (FTVIPT) - Class 2


   o  Goldman Sachs Variable Insurance Trust (VIT)

   o  Lazard Retirement Series, Inc.


   o  Liberty Variable Investment Trust


   o  MFS(R) Variable Insurance Trust(SM)


   o  Oppenheimer Variable Account Funds - Service Shares


   o  Putnam Variable Trust - Class IB Shares

   o  Strong Opportunity Fund II, Inc.


   o  Van Kampen Life Investment Trust

   o  Wanger Advisors Trust


Please read the prospectuses carefully and keep them for future reference.


The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.


The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.


This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. IDS Life of New York has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

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1   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
    ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

Table of Contents


Key Terms                                                                   3

The Contract in Brief                                                       4

Expense Summary                                                             6

Condensed Financial Information (Unaudited)                                12

Financial Statements                                                       12

The Variable Account and the Funds                                         12

The Fixed Account                                                          20

The Special DCA Account                                                    21

Buying Your Contract                                                       21

Charges                                                                    23

Valuing Your Investment                                                    27

Making the Most of Your Contract                                           30

Surrenders                                                                 33

TSA -- Special Surrender Provisions                                        34

Changing Ownership                                                         35

Benefits in Case of Death -- Standard Death Benefit                        35

Optional Benefits                                                          37

The Annuity Payout Period                                                  40

Taxes                                                                      41

Voting Rights                                                              44

Substitution of Investments                                                44

About the Service Providers                                                44

Table of Contents of the Statement of Additional Information               46


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2   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
    ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


Band 3 annuities: RAVA Advantage Plus and RAVA Select Plus contracts that are available for:

o    current or retired employees of American Express Financial Corporation
     (AEFC) or its subsidiaries and their spouses (employees),

o current or retired American Express financial advisors and their spouses (advisors), or

o individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

Beneficiary: The person you designate to receive benefits in case of the owner's death while the contract is in force.


Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

Code: The Internal Revenue Code of 1986, as amended.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

IDS Life of New York: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.


Maximum Anniversary Value Death Benefit (MAV) and Maximum Five-Year Anniversary Value Death Benefit (5-Year MAV): These are optional benefits you can add to your contract for an extra charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

Owner (you, your): A natural person (including a revocable trust) who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a non-natural person as the owner, "you, your" means the annuitant.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

Return of Purchase Payments Death Benefit (ROPP): This is an optional benefit that you can add to your contract for an extra charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefits for contract owners age 75 and under on the contract effective date at no additional cost.

Special Dollar-Cost Averaging (Special DCA) account: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers. The Special DCA account may not be available at all times.


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3   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
    ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o    Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o    Roth IRAs under Section 408A of the Code

o    SIMPLE IRAs under Section 408(p) of the Code

o    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o    Plans under Section 401(k) of the Code

o    Custodial and trusteed plans under Section 401(a) of the Code

o    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code


A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.


All other contracts are considered nonqualified annuities.


Rider: You receive a rider to your contract when you purchase the MAV, 5-Year MAV, and/or ROPP. The rider adds the terms of the optional benefit to your contract.


Rider effective date: The date you add a rider to your contract.

Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

The Contract in Brief


This prospectus describes two contracts. RAVA Advantage Plus offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select Plus offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise. Your sales representative can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to invest.

Purpose: The purpose of each contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts, subaccounts and/or Special DCA account (when available) under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase one of these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.


Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use one of these contracts as a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But a qualified annuity has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

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4   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
    ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Free look period: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)

o the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (p. __)

o    the Special DCA account, when available.

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. __)


Purchase payments:

Minimum allowable purchase payments

If paying by installments under a scheduled payment plan:

      $23.08 biweekly, or
      $50 per month


                                                     RAVA Advantage Plus              RAVA Select Plus
   If paying by any other method:
      initial payment for qualified annuities              $1,000                          $ 2,000
      initial payment for nonqualified annuities            2,000                           10,000
      for any additional payments                              50                               50

Maximum allowable purchase payments (without home office approval) based on your age on the effective date of the contract:

                                                     RAVA Advantage Plus              RAVA Select Plus
   For the first year:
      through age 85                                     $999,999*                        $999,999*
      for ages 86 to 90                                   100,000                          100,000

   For each subsequent year:
      through age 85                                      100,000                          100,000
      for ages 86 to 90                                    50,000                           50,000

* RAVA Advantage Plus and RAVA Select Plus band 3 annuities sold to individuals other than advisors and employees: Require a minimum $1,000,000 initial purchase payment and our approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA account. Fixed account transfers are subject to special restrictions. (p. __)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. __)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. __)

Benefits in case of death: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. __)

Optional benefits: These contracts offer optional features that are available for additional charges if you meet certain criteria. (p. __)


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5   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
    ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. __)

Taxes: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRA may grow and be distributed tax free if you meet certain distribution requirements. (p. __)


Limitations on use of contracts: If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. Under these circumstances we may refuse to implement requests for transfers, surrenders, or death benefits, until instructions are received from the appropriate governmental authority.

Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract or surrender the contract.

CONTRACT OWNER TRANSACTION EXPENSES


Surrender charge for RAVA Advantage Plus


(Contingent deferred sales load as a percentage of purchase payment surrendered)


You select either a seven-year or ten-year surrender charge schedule at the time of application.

                   Seven-year schedule                                                       Ten-year schedule
 Number of completed                                                   Number of completed
years from date of each              Surrender charge                years from date of each                   Surrender charge
  purchase payment                      percentage                      purchase payment                          percentage
        0                                   7%                               0                                      8%
        1                                   7                                1                                      8
        2                                   7                                2                                      8
        3                                   6                                3                                      7
        4                                   5                                4                                      7
        5                                   4                                5                                      6
        6                                   2                                6                                      5
        7+                                  0                                7                                      4
                                                                             8                                      3
                                                                             9                                      2
                                                                            10+                                     0

Surrender charge for RAVA Select Plus

(Contingent deferred sales load as a percentage of purchase payment surrendered)

                               Years from                                            Surrender charge
                              contract date                                             percentage
                                   1                                                        7%
                                   2                                                        7
                                   3                                                        7
                                   Thereafter                                               0

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. __ and "The Annuity Payout Period -- Annuity Payout Plans" p. __).


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6   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
    ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Surrender charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.


ANNUAL CONTRACT ADMINISTRATIVE CHARGE


                                        Maximum: $50               Current: $30


(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)


OPTIONAL RIDER FEES

(As a percentage of the variable account contract value charged annually. This deduction will occur 60 days following the end of the contract anniversary. This fee applies only if you elect the optional rider.)

ROPP rider fee                                                                    Maximum: 0.30%               Current: 0.20%
MAV rider fee                                                                     Maximum: 0.35%               Current: 0.25%
5-year MAV rider fee                                                              Maximum: 0.20%               Current: 0.10%


ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value.)


Mortality and expense risk fee:                                                  RAVA Advantage Plus            RAVA Select Plus
For nonqualified annuities                                                             0.95%                     1.20%
For qualified annuities                                                                0.75%                     1.00%
For band 3 annuities                                                                   0.55%                     0.75%


ANNUAL OPERATING EXPENSES OF THE FUNDS


The next two tables describe the operating expenses of the funds. The first table shows the minimum and maximum total operating expenses charged by the funds for the last fiscal year that you may pay periodically during the time that you own the contract. The second table shows the fees and expenses charged by each fund for the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.


Minimum and maximum total annual operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                               Minimum   Maximum
Total expenses before fee waivers and/or expense reimbursements   %          %

Total annual operating expenses for each fund underlying RAVA Advantage Plus and RAVA Select Plus


(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


To be filed by amendment


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7   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
    ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Total annual operating expenses for each fund underlying RAVA Advantage Plus and RAVA Select Plus (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


To be filed by amendment


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8   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
    ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Total annual operating expenses for each fund underlying RAVA Advantage Plus and RAVA Select Plus (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


To be filed by amendment






We or an affiliate may receive all or part of the 12b-1 fees charged by a fund at the rate disclosed in the table above, and in the fund's prospectus, for distribution services we or an affiliate provide. We may also receive compensation from an adviser, distributor or other affiliate of a fund for administrative services we or an affiliate provide. The rate of compensation we receive from a fund for these services may be based on fund assets attributable to the contracts and to other variable insurance products that we and our affiliates issue. Depending on the amount of average daily net assets invested in the fund, the amounts paid may be significant.







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9   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
    ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges*, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.


Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds for the last fiscal year. They assume that you select the optional MAV. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                             If you do not surrender your contract
                                            If you surrender your contract                  or if you select an annuity payout plan
                                       at the end of the applicable time period:           at the end of the applicable time period:
Nonqualified Annuity                  1 year     3 years     5 years   10 years           1 year      3 years    5 years    10 years
RAVA Advantage Plus
With a ten-year surrender
charge schedule

RAVA Advantage Plus
With a seven-year surrender
charge schedule
RAVA Select Plus


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10   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

                                                                                             If you do not surrender your contract
                                            If you surrender your contract                  or if you select an annuity payout plan
                                       at the end of the applicable time period:           at the end of the applicable time period:
Qualified Annuity                     1 year     3 years     5 years   10 years           1 year      3 years    5 years    10 years
RAVA Advantage Plus
With a ten-year surrender
charge schedule

RAVA Advantage Plus
With a seven-year surrender
charge schedule

RAVA Select Plus
                                                                                             If you do not surrender your contract
                                            If you surrender your contract                  or if you select an annuity payout plan
                                       at the end of the applicable time period:           at the end of the applicable time period:
Band 3 Annuity                        1 year     3 years     5 years   10 years           1 year      3 years    5 years    10 years

RAVA Advantage Plus - Band 3
With a ten-year surrender charge
schedule

RAVA Advantage Plus - Band 3
With a seven-year surrender charge
schedule

RAVA Select Plus - Band 3


Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds for the last fiscal year. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                             If you do not surrender your contract
                                            If you surrender your contract                  or if you select an annuity payout plan
                                       at the end of the applicable time period:           at the end of the applicable time period:
Nonqualified Annuity                  1 year     3 years     5 years   10 years           1 year      3 years    5 years    10 years

RAVA Advantage Plus
With a ten-year surrender charge
schedule

RAVA Advantage Plus
With a seven-year surrender charge
schedule

RAVA Select Plus
                                                                                             If you do not surrender your contract
                                            If you surrender your contract                  or if you select an annuity payout plan
                                       at the end of the applicable time period:           at the end of the applicable time period:
Qualified Annuity                     1 year     3 years     5 years   10 years           1 year      3 years    5 years    10 years

RAVA Advantage Plus
With a ten-year surrender charge
schedule

RAVA Advantage Plus
With a seven-year surrender charge
schedule

RAVA Select Plus
                                                                                             If you do not surrender your contract
                                            If you surrender your contract                  or if you select an annuity payout plan
                                       at the end of the applicable time period:           at the end of the applicable time period:
Band 3 Annuity                        1 year     3 years     5 years   10 years           1 year      3 years    5 years    10 years

RAVA Advantage Plus - Band 3
With a ten-year surrender charge
schedule

RAVA Advantage Plus - Band 3
With a seven-year surrender charge
schedule

RAVA Select Plus - Band 3

* In these examples, the contract administrative charge is approximated as a _____ % charge for RAVA Advantage Plus, a ____% charge for RAVA Select Plus, a ____% charge for RAVA Advantage Plus - Band 3, and a ____% charge for RAVA Select Plus - Band 3. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


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11   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Condensed Financial Information

(Unaudited)


To be filed by Amendment


Financial Statements


You can find our audited financial statements and the audited financial statements for certain subaccounts in the SAI.

The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.


The Variable Account and the Funds

The Variable account: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Funds: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund. The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include financial and distribution considerations that benefit us.

Purchase payments and contract values invested in the AXP(R) Variable Portfolio Funds generally are more profitable for us and our affiliates. We or one of our affiliates may receive compensation from the funds including but not limited to 12b-1 fees (see "Expense Summary -- Annual Operating Expenses of the Funds").

A broker dealer affiliate of ours may distribute publicly-traded retail mutual funds that are managed by the same investment manager or adviser as one or more of the underlying funds. Similarly, the same unaffiliated investment manager or adviser may subadvise both publicly-traded retail mutual funds sponsored by one of our affiliates as well as certain portfolios of the AXP(R) Variable Portfolio Funds, which may or may not be available under your contract.

Some of these arrangements or relationships may also influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a particular subaccount.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

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12   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

---------------------------------- --------------------------------------------------- ------------------------
Fund Name                          Investment Objectives and Policies                  Investment Adviser
---------------------------------- --------------------------------------------------- ------------------------



AXP(R) Variable Portfolio - Cash   Maximum current income consistent with liquidity    American Express
Management Fund                    and stability of principal. Invests primarily in    Financial Corporation
                                   money  market instruments, such as marketable       (AEFC)
                                   debt obligations issued by the U.S. government or
                                   its agencies, bank certificates of deposit,
                                   bankers' acceptances, letters of credit, and
                                   commercial paper, including asset-backed
                                   commercial paper.
---------------------------------- --------------------------------------------------- ------------------------
AXP(R) Variable Portfolio - Core   High total return through current income and        AEFC
Bond Fund                          capital appreciation. Under normal market
                                   conditions, the Fund invests at least 80% of its
                                   net assets in bonds and other  debt securities.
---------------------------------- --------------------------------------------------- ------------------------
AXP(R) Variable Portfolio -        High level of current income while attempting to    AEFC
Diversified Bond Fund              conserve the value of the investment and
                                   continuing a high level of income for the longest
                                   period of time. Under normal market conditions,
                                   the Fund invests at least 80% of its net assets
                                   in bonds and other debt obligations.
---------------------------------- --------------------------------------------------- ------------------------
AXP(R) Variable Portfolio -        High level of current income and, as a secondary    AEFC
Diversified Equity  Income Fund    goal, steady growth of capital. Under normal
                                   market conditions, the Fund invests at least 80%
                                   of its net assets in  dividend-paying common and
                                   preferred stocks.
---------------------------------- --------------------------------------------------- ------------------------
AXP(R) Variable Portfolio -        Growth of capital. Under normal market              AEFC
Equity Select Fund                 conditions, the Fund invests at least 80% of its
                                   net assets in equity securities of medium-sized
                                   companies.
---------------------------------- --------------------------------------------------- ------------------------
AXP(R) Variable Portfolio -        High total return through income and growth of      AEFC
Global Bond Fund                   capital. Non-diversified mutual fund that invests
                                   primarily in debt obligations of U.S. and foreign
                                   issuers. Under normal market conditions, the Fund
                                   invests at least 80% of its net assets in
                                   investment-grade corporate or government debt
                                   obligations including money market instruments of
                                   issuers located in at least three different
                                   countries.
---------------------------------- --------------------------------------------------- ------------------------
AXP(R) Variable Portfolio -        Long-term capital growth. Invests primarily in      AEFC
Growth Fund                        common stocks that appear to offer growth
                                   opportunities.
---------------------------------- --------------------------------------------------- ------------------------
AXP(R) Variable Portfolio - High   High current income, with capital growth as a       AEFC
Yield Bond Fund                    secondary objective. Under normal market
                                   conditions, the Fund invests at least 80% of its
                                   net assets in high-yielding,  high-risk corporate
                                   bonds (junk bonds) issued by U.S. and foreign
                                   companies and governments.
---------------------------------- --------------------------------------------------- ------------------------


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13   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

---------------------------------- --------------------------------------------------- ------------------------
Fund Name                          Investment Objectives and Policies                  Investment Adviser
---------------------------------- --------------------------------------------------- ------------------------
AXP(R) Variable Portfolio -        Capital appreciation. Invests primarily in U.S.     AEFC
Large Cap Equity Fund              common stocks of companies with market
                                   capitalization of at  least $5 billion
(previously AXP(R) Variable
Portfolio - Capital Resource
Fund)
---------------------------------- --------------------------------------------------- ------------------------
AXP(R) Variable Portfolio -        Maximum total investment return through a           AEFC
Managed Fund                       combination of capital growth and current income.
                                   Invests primarily in a combination of common and
                                   preferred stocks, bonds and other debt securities.
---------------------------------- --------------------------------------------------- ------------------------
AXP(R) Variable Portfolio - New    Long-term growth of capital. Invests primarily in   AEFC
Dimensions Fund(R)                 common stocks showing potential for significant
                                   growth.
---------------------------------- --------------------------------------------------- ------------------------
AXP(R) Variable Portfolio -        Long-term growth of capital. Invests primarily in   AEFC, adviser; GAMCO
Partners Select  Value Fund        common stocks, preferred stocks and securities      Investors, Inc.,
                                   convertible into common stocks that are listed on   subadviser
                                   a nationally recognized securities exchange or
                                   traded on the NASDAQ National Market System of
                                   the National Association of Securities Dealers.
                                   The Fund invests in madcap companies with larger
                                   and smaller market capitalizations.
---------------------------------- --------------------------------------------------- ------------------------
AXP(R) Variable Portfolio -        Long-term capital appreciation. Non-diversified     AEFC, adviser; Goldman
Partners Small Cap  Value Fund     mutual fund that invests primarily in equity        Sachs Asset
                                   securities. Under normal market conditions, at      Management, L.P.,
                                   least 80% of its net assets will be invested in     Royce & Associates,
                                   companies with market capitalization of less than   LLC,  Donald Smith &
                                   $2 billion, which also includes micro               Co., Inc.,  Franklin
                                   capitalization companies with market                Portfolio Associates
                                   capitalization of less than  $400 million, at the   LLC and Barrow,
                                   time of investment.                                 Hanley, Mewhinney &
                                                                                       Strauss, Inc.,
                                                                                       subadvisers.
---------------------------------- --------------------------------------------------- ------------------------
AXP(R) Variable Portfolio - S&P    Long-term capital appreciation. Non-diversified     AEFC
500 Index Fund                     mutual fund that invests primarily in securities
                                   of large-capitalization stocks of U.S. companies
                                   that are expected to provide investment results
                                   that correspond to the performance of the S&P
                                   500(R) Index.
---------------------------------- --------------------------------------------------- ------------------------
AXP(R) Variable Portfolio -        A high level of current income and safety of        AEFC
Short Duration  U.S. Government    principal consistent with an investment in U.S.
Fund                               government and government agency securities.
                                   Under normal market conditions, at least 80% of
                                   the Fund's net assets are invested in securities
                                   issued or guaranteed as to principal and interest
                                   by the U.S. government, its agencies or
                                   instrumentalities.
---------------------------------- --------------------------------------------------- ------------------------
AXP(R) Variable Portfolio -        Long-term capital growth. Under normal market       AEFC, adviser; Kenwood
Small Cap Advantage Fund           conditions, at least 80% of the Fund's net assets   Capital Management
                                   are invested in equity securities of companies      LLC, subadviser
                                   that are often included in the Russell 2000(R)
                                   Index and/or have market capitalization of up to
                                   $2 billion at the time the Fund first invests in
                                   them.
---------------------------------- --------------------------------------------------- ------------------------
AXP(R) Variable Portfolio -        Capital appreciation. Under normal market           AEFC
Strategy Aggressive Fund           conditions, at least 65% of the Fund's total
                                   assets are invested in  equity securities.
---------------------------------- --------------------------------------------------- ------------------------


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14   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

---------------------------------- --------------------------------------------------- ------------------------
Fund Name                          Investment Objectives and Policies                  Investment Adviser
---------------------------------- --------------------------------------------------- ------------------------
AXP(R) Variable Portfolio -        Long-term capital growth. Under normal market       AEFC, adviser;
Threadneedle Emerging Markets      conditions, the Fund invests at least 80% of its    Threadneedle
Fund                               net assets in equity securities of emerging         International Limited
                                   market companies.                                   (Threadneedle) an
(previously AXP(R) Variable                                                            indirect wholly-owned
Portfolio - Emerging Markets                                                           subsidiary of AEFC,
Fund)                                                                                  subadviser.
---------------------------------- --------------------------------------------------- ------------------------
AXP(R) Variable Portfolio -        Capital appreciation. Invests primarily in equity   AEFC, adviser;
Threadneedle  International        securities of foreign issuers that offer strong     Threadneedle, an
Fund                               growth potential.                                   indirect wholly-owned
                                                                                       subsidiary of AEFC,
(previously AXP(R) Variable                                                            subadviser.
Portfolio - International Fund)
---------------------------------- --------------------------------------------------- ------------------------
AIM V.I. Capital Appreciation      Growth of capital. Invests principally in common    A I M Advisors, Inc.
Fund,  Series II Shares            stocks of companies likely to benefit from new or
                                   innovative products, services or processes as
                                   well as those with  above-average long-term
                                   growth and excellent prospects for future growth.
                                   The Fund may invest up to 25% of its assets in
                                   foreign securities.
---------------------------------- --------------------------------------------------- ------------------------
AIM V.I. Capital Development       Long-term growth of capital. Invests primarily in   A I M Advisors, Inc.
Fund,  Series II Shares            securities (including common stocks, convertible
                                   securities and bonds) of small- and medium-sized
                                   companies. The Fund may invest up to 25% of its
                                   assets in foreign securities.
---------------------------------- --------------------------------------------------- ------------------------
AllianceBernstein  VP Growth and   Reasonable current income and reasonable            Alliance Capital
Income Portfolio (Class B)         appreciation. Invests primarily in                  Management L.P.
                                   dividend-paying common stocks of good quality.
---------------------------------- --------------------------------------------------- ------------------------
AllianceBernstein  VP              Long-term growth of capital. Invests primarily in   Alliance Capital
International Value Portfolio      a diversified portfolio of foreign equity           Management L.P.
(Class B)                          securities.
---------------------------------- --------------------------------------------------- ------------------------
American Century(R)  VP            Long term capital growth. Invests primarily in      American Century
International, Class II            stocks of growing foreign companies in developed    Investment Management,
                                   countries.                                          Inc.
---------------------------------- --------------------------------------------------- ------------------------
American Century(R)  VP Value,     Long-term capital growth, with income as a          American Century
Class II                           secondary objective. Invests primarily in stocks    Investment Management,
                                   of companies that management believes to be         Inc.
                                   undervalued at the time  of purchase.
---------------------------------- --------------------------------------------------- ------------------------
Calvert Variable Series, Inc.      Income and capital growth. Invests primarily in     Calvert Asset
Social Balanced Portfolio          stocks, bonds and money market instruments which    Management Company,
                                   offer income and capital growth opportunity and     Inc. (CAMCO),
                                   which satisfy the investment and social criteria.   investment adviser.
                                                                                       SsgA Funds Management,
                                                                                       Inc. and Brown Capital
                                                                                       Management are the
                                                                                       investment subadvisers.
---------------------------------- --------------------------------------------------- ------------------------
Evergreen VA Growth and Income     Capital growth in the value of its shares and       Evergreen Investment
Fund - Class 2                     current income. Invests in primarily common         Management Company, LLC
                                   stocks of  medium- and large-sized U.S. companies
                                   whose market capitalizations at time of purchase
                                   fall within the range tracked by the Russell
                                   1000(R) Index.
---------------------------------- --------------------------------------------------- ------------------------


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15   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

---------------------------------- --------------------------------------------------- ------------------------
Fund Name                          Investment Objectives and Policies                  Investment Adviser
---------------------------------- --------------------------------------------------- ------------------------
Fidelity(R) VIP Growth & Income    Seeks high total return through a combination of    Fidelity Management &
Portfolio  Service Class 2         current income and capital appreciation. Normally   Research Company
                                   invests a majority of assets in common stocks       (FMR), investment
                                   with a focus on those that pay current dividends    manager; FMR U.K., FMR
                                   and show potential for capital appreciation. May    Far East,
                                   invest in bonds, including lower-quality debt       sub-investment
                                   securities, as well as stocks that are not          advisers.
                                   currently paying dividends, but offer prospects
                                   for future income or capital appreciation.
                                   Invests in domestic and foreign issuers. The Fund
                                   invests in either growth stocks or value stocks
                                   or both.
---------------------------------- --------------------------------------------------- ------------------------
Fidelity(R) VIP Mid Cap            Seeks long-term growth of capital. Normally         Fidelity Management &
Portfolio Service Class 2          invests primarily in common stocks. Normally        Research Company
                                   invests at least 80% of assets in securities of     (FMR), investment
                                   companies with medium market capitalizations. May   manager; FMR U.K., FMR
                                   invest in companies with smaller or larger market   Far East,
                                   capitalizations. Invests in domestic and foreign    sub-investment
                                   issuers. The Fund invests in growth or value        advisers.
                                   common stocks.
---------------------------------- --------------------------------------------------- ------------------------
Fidelity(R) VIP Overseas           Seeks long-term growth of capital. Normally         Fidelity Management &
Portfolio Service Class 2          invests primarily in common stocks of foreign       Research Company
                                   securities. Normally invests at least 80% of        (FMR), investment
                                   assets in non-U.S. securities.                      manager; FMR U.K., FMR
                                                                                       Far East, Fidelity
                                                                                       International
                                                                                       Investment Advisors
                                                                                       (FIIA) and FIIA U.K.,
                                                                                       sub-investment
                                                                                       advisers.
---------------------------------- --------------------------------------------------- ------------------------
FTVIPT Franklin Real Estate Fund   Seeks capital appreciation, with current income     Franklin Advisers, Inc.
- Class 2                          as a secondary goal. The Fund normally invests at
                                   least 80% of its net assets in investments of
                                   companies operating in the real estate sector.
                                   The Fund invests primarily in real estate
                                   investment trusts, with generally medium to small
                                   market capitalizations, and in companies that
                                   derive at least half of their assets or revenues
                                   from the ownership, construction, management, or
                                   sale of residential, commercial or industrial
                                   real estate.
---------------------------------- --------------------------------------------------- ------------------------
FTVIPT Franklin Small Cap Value    Seeks long-term total return. The Fund normally     Franklin Advisory
Securities  Fund - Class 2         invests at least 80% of its net assets in           Services, LLC
                                   investments of small capitalization companies.
                                   For this Fund, small-cap companies are those with
                                   market cap values not exceeding $2.5 billion, at
                                   the time of purchase. The Fund invests in small
                                   companies that the Fund's manager believes  are
                                   undervalued.
---------------------------------- --------------------------------------------------- ------------------------
FTVIPT Mutual Shares Securities    Seeks capital appreciation, with income as a        Franklin Mutual
Fund - Class 2                     secondary goal. The Fund normally invests mainly    Advisers, LLC
                                   in U.S. equity securities that the Fund's manager
                                   believes are available at market prices less than
                                   their value based on certain recognized or
                                   objective criteria, including undervalued stocks,
                                   merger/risk arbitrage securities and  distressed
                                   companies.
---------------------------------- --------------------------------------------------- ------------------------

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16   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

---------------------------------- --------------------------------------------------- ------------------------
Fund Name                          Investment Objectives and Policies                  Investment Adviser
---------------------------------- --------------------------------------------------- ------------------------
Goldman Sachs VIT CORE(SM) U.S.    Seeks long-term growth of capital and dividend      Goldman Sachs Asset
Equity Fund                        income. The Fund invests, under normal              Management, L.P.
                                   circumstances, at least 90% of its total assets
CORE(SM) is a service mark of      (not including securities lending collateral and
Goldman, Sachs & Co.               any investment of that collateral) measured at
                                   time of purchase in a broadly diversified
                                   portfolio of large-cap and blue chip equity
                                   investments representing all major sectors of the
                                   U.S. The Fund's investments are selected using
                                   both a variety of quantitative techniques and
                                   fundamental research in seeking to maximize the
                                   Fund's expected return, while maintaining risk,
                                   style, capitalization and industry
                                   characteristics similar to the S&P 500 Index. The
                                   Fund seeks a broad representation in most major
                                   sectors of the U.S. economy and a portfolio
                                   consisting of companies with average long-term
                                   earnings growth expectations and dividend yields.
---------------------------------- --------------------------------------------------- ------------------------
Goldman Sachs VIT  Mid Cap Value   The Goldman Sachs VIT Mid Cap Value Fund seeks      Goldman Sachs Asset
Fund                               long-term capital appreciation. The Fund invests,   Management, L.P.
                                   under normal circumstances, at least 80% of its
                                   net assets plus any borrowing for investment
                                   purposes (measured at time of purchase) in a
                                   diversified portfolio of equity investments in
                                   mid-capitalization issuers within the range of
                                   the market capitalization of companies
                                   constituting the Russell Midcap Value Index at
                                   the time of investments in mid-cap issuers with
                                   public stock market capitalization (based upon
                                   shares available for trading on an unrestricted
                                   basis) within the range of the market
                                   capitalization of companies constituting the
                                   Russell Midcap Value Index at the time of
                                   investment.  If the market capitalization of a
                                   company held by the Fund moves outside this
                                   range, the Fund may, but is not required to, sell
                                   the securities.
---------------------------------- --------------------------------------------------- ------------------------
INVESCO VIF - Dynamics Fund,       Long-term growth of capital. Invests primarily in   A I M Advisors, Inc.,
Series I Shares                    common stocks of mid-sized companies, companies     advisor; INVESCO
                                   included in the Russell Midcap(R) Growth Index at   Institutional (N.A.),
                                   the time of purchase, or if not included in that    Inc. subadvisor.
                                   Index, those with market capitalizations between
                                   $2.5 billion and $15 billion at the time of
                                   purchase. The Fund also has the flexibility to
                                   invest in other types of securities, including
                                   preferred stocks, convertible securities and
                                   bonds.
---------------------------------- --------------------------------------------------- ------------------------
INVESCO VIF -  Financial           Long-term growth of capital. Aggressively           A I M Advisors, Inc.,
Services Fund, Series I Shares     managed. Invests at least 80% of its assets in      advisor; INVESCO
                                   the equity securities and equity-related            Institutional (N.A.),
                                   instruments of companies involved in the            Inc. subadvisor.
                                   financial services sector. These companies
                                   include, but are not limited to, banks, insurance
                                   companies, investment and miscellaneous
                                   industries (asset managers, brokerage firms, and
                                   government-sponsored agencies and suppliers to
                                   financial services companies).
---------------------------------- --------------------------------------------------- ------------------------

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17   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

---------------------------------- --------------------------------------------------- ------------------------
Fund Name                          Investment Objectives and Policies                  Investment Adviser
---------------------------------- --------------------------------------------------- ------------------------

INVESCO VIF - Technology Fund,     Long-term growth of capital. The Fund is            A I M Advisors, Inc.,
Series I Shares                    aggressively managed. Invests at least 80% of its   advisor; INVESCO
                                   assets in equity securities and equity-related      Institutional (N.A.),
                                   instruments of companies engaged in                 Inc. subadvisor.
                                   technology-related industries. These include, but
                                   are not limited to, various applied technologies,
                                   hardware, software, semiconductors,
                                   telecommunications equipment and services, and
                                   service-related companies in information
                                   technology. Many of these products and services
                                   are subject to rapid obsolescence, which may
                                   lower the market value of securities of the
                                   companies in this sector.

---------------------------------- --------------------------------------------------- ------------------------
Janus Aspen Series Global          Long-term growth of capital. Non-diversified        Janus Capital
Technology Portfolio: Service      mutual fund that invests, under normal
Shares                             circumstances, at least 80% of its net assets in
                                   securities of companies that the portfolio
                                   manager believes will benefit significantly from
                                   advances or improvements in technology. It
                                   implements this policy by investing primarily in
                                   equity securities of U.S. and foreign companies
                                   selected for their growth potential.
---------------------------------- --------------------------------------------------- ------------------------
Janus Aspen Series International   Long-term growth of capital. Invests, under         Janus Capital
Growth Portfolio: Service Shares   normal circumstances, at least 80% of its net
                                   assets in securities of issuers from at least
                                   five different countries, excluding the United
                                   States. Although the Portfolio intends to invest
                                   substantially all of its assets in issuers
                                   located outside the United States, it may at
                                   times invest in U.S. issuers and under unusual
                                   circumstances, it may invest all of its assets in
                                   fewer than five countries or even a single
                                   country.
---------------------------------- --------------------------------------------------- ------------------------
Lazard Retirement International    Long-term capital appreciation. Invests primarily   Lazard Asset
Equity Portfolio                   in equity securities, principally common stocks,    Management, LLC
                                   of relatively large non-U.S. companies with
                                   market capitalizations in the range of the Morgan
                                   Stanley Capital International (MSCI) Europe,
                                   Australia and Far East (EAFE(R)) Index that the
                                   Investment Manager believes are undervalued based
                                   on their earnings, cash flow or asset values.
---------------------------------- --------------------------------------------------- ------------------------
MFS(R) Investors Growth Stock      Long-term growth of capital and future income.      MFS Investment
Series -  Service Class            Invests at least 80% of its net assets in common    Management(R)
                                   stocks and related securities of companies which
                                   MFS(R) believes offer better than average
                                   prospects for long-term growth.
---------------------------------- --------------------------------------------------- ------------------------
MFS(R) New Discovery Series -      Capital appreciation. Invests in at least 65% of    MFS Investment
Service Class                      its net assets in equity securities of emerging     Management(R)
                                   growth companies.
---------------------------------- --------------------------------------------------- ------------------------
MFS(R) Utilities Series -          Capital growth and current income. Invests          MFS Investment
Service Class                      primarily in equity and debt securities of          Management(R)
                                   domestic and foreign companies in the utilities
                                   industry.
---------------------------------- --------------------------------------------------- ------------------------

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18   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

---------------------------------- --------------------------------------------------- ------------------------
Fund Name                          Investment Objectives and Policies                  Investment Adviser
---------------------------------- --------------------------------------------------- ------------------------
Pioneer Equity Income VCT          Current income and long-term growth of capital      Pioneer Investment
Portfolio -  Class II Shares       from a portfolio consisting primarily of income     Management, Inc.
                                   producing equity securities of U.S. corporations.
                                   Invests primarily in common stocks, preferred
                                   stocks and interests in real estate investment
                                   trusts (REITs). Normally, the portfolio invests
                                   at least 80% of its total assets in income
                                   producing equity securities. The remainder of the
                                   portfolio may be invested in debt securities,
                                   most of which are expected to be convertible into
                                   common stocks.
---------------------------------- --------------------------------------------------- ------------------------
Pioneer Europe VCT Portfolio -     Long-term growth of capital. Invests primarily in   Pioneer Investment
Class II Shares                    equity securities of European issuers including     Management, Inc.
                                   common stocks, preferred stocks, rights,
                                   depositary receipts, warrants and debt securities
                                   convertible into common stock. Normally, the
                                   portfolio invests 80% of its total assets in
                                   equity securities of European issuers. The
                                   portfolio may also purchase and sell forward
                                   foreign currency contracts in connection with its
                                   investments.
---------------------------------- --------------------------------------------------- ------------------------
Putnam VT Health Sciences Fund     Capital appreciation. The fund pursues its goal     Putnam Investment
-  Class IB Shares                 by investing mainly in growth stocks of companies   Management, LLC
                                   in the health sciences industries. Under normal
                                   circumstances, the fund invests at least 80% of
                                   its net assets in securities of (a) companies
                                   that derive at least 50% of their assets,
                                   revenues or profits from the pharmaceutical,
                                   health care services, applied research and
                                   development and medical equipment and supplies
                                   industries, or (b) companies we think have the
                                   potential for growth as a result of their
                                   particular products, technology, patents or other
                                   market advantages in the health  sciences
                                   industries.
---------------------------------- --------------------------------------------------- ------------------------
Putnam VT International Equity     Capital appreciation. The fund pursues its goal     Putnam Investment
Fund -  Class IB Shares            by investing mainly in common stocks of companies   Management, LLC
                                   outside the  United States that Putnam Management
                                   believes have favorable investment potential.
                                   Under normal circumstances, the fund invests at
                                   least 80% of the fund's net assets in equity
                                   investments.
---------------------------------- --------------------------------------------------- ------------------------
Putnam VT Vista Fund - Class IB    Capital appreciation. The fund pursues its goal     Putnam Investment
Shares                             by investing mainly in common stocks of U.S.        Management, LLC
                                   companies with a focus on growth stocks.
---------------------------------- --------------------------------------------------- ------------------------
Strong Opportunity  Fund II -      Seeks capital growth. Invests primarily in common   Strong Capital
Advisor Class                      stocks of medium-capitalization companies that      Management, Inc.
                                   the Fund's managers believe are under priced, yet
                                   have attractive growth prospects.
---------------------------------- --------------------------------------------------- ------------------------
Wanger International Small Cap     Long-term growth of capital. Invests primarily in   Columbia Wanger Asset
                                   stocks of non-U.S. companies with capitalizations   Management, L.P.
                                   of less than  $2 billion at time of purchase.
---------------------------------- --------------------------------------------------- ------------------------

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19   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

---------------------------------- --------------------------------------------------- ------------------------
Fund Name                          Investment Objectives and Policies                  Investment Adviser
---------------------------------- --------------------------------------------------- ------------------------
Wanger U.S. Smaller Companies      Long-term growth of capital. Invests primarily in   Columbia Wanger Asset
                                   stocks of small- and medium-size U.S. companies     Management, L.P.
                                   with capitalizations of less than $5 billion at
                                   time of purchase.
---------------------------------- --------------------------------------------------- ------------------------
Wells Fargo VT Asset Allocation    Long-term total return consistent with reasonable   Wells Fargo Funds
Fund                               risk. Invests in equity and fixed-income            Management, LLC,
                                   securities in varying proportions, with "neutral"   adviser; Wells Capital
                                   target allocation of 60% equity securities and      Management
                                   40% fixed-income securities. The Fund invests its   Incorporated,
                                   equity portion of assets in common stocks to        subadviser.
                                   replicate the S&P 500(R) Index and its
                                   fixed-income portion of assets in U.S. Treasury
                                   Bonds to replicate the  Lehman Brothers 20+
                                   Treasury Index. The Fund seeks to maintain a 95%
                                   or better performance correlation with the
                                   respective indexes.
---------------------------------- --------------------------------------------------- ------------------------
Wells Fargo VT International       Total return with an emphasis on long-term          Wells Fargo Funds
Equity Fund                        capital appreciation. Invests principally in        Management, LLC,
                                   equity securities of companies based in developed   adviser; Wells Capital
                                   foreign countries and emerging markets.             Management
                                                                                       Incorporated,
                                                                                       subadviser.
---------------------------------- --------------------------------------------------- ------------------------
Wells Fargo VT Small Cap Growth    Long-term capital appreciation. Focus is on         Wells Fargo Funds
Fund                               companies believed to have above-average growth     Management, LLC,
                                   potential or that may be involved in new or         adviser; Wells Capital
                                   innovative products, services and processes.        Management
                                   Invests principally in securities of companies      Incorporated,
                                   with market capitalizations that are equal to or    subadviser.
                                   lower than the company with the largest market
                                   capitalization in the Russell 2000 Index, which
                                   is considered a small capitalization index that
                                   is expected to change frequently.
---------------------------------- --------------------------------------------------- ------------------------

The Fixed Account


You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses. We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)


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20   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

The Special DCA Account

You also may allocate purchase payments to the Special DCA account, when available. The Special DCA account is available for promotional purposes for new purchase payments only and may not be available at all times. We back the principal and interest guarantees relating to the Special DCA account. These guarantees are based on the continued claims-paying ability of the company. The value of the Special DCA account increases as we credit interest to the account. Purchase payments to the Special DCA account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA account. The rates credited to the Special DCA account will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the Special DCA account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the Special DCA account. Disclosures regarding the Special DCA account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA account.)


Buying Your Contract


You can fill out an application and send it along with your initial purchase payment to our home office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.

When you apply, you may select among the following:

o    the optional ROPP rider;(1)


o    the optional MAV rider;(1)


o    the optional 5-Year MAV rider;(1)

o the fixed account, subaccounts and/or the special DCA account;(2) in which you want to invest;

o    how you want to make purchase payments;

o    a beneficiary; and

o under RAVA Advantage Plus, the length of the surrender charge period (seven or ten years).

(1) You may select any one of the ROPP, MAV or 5-Year MAV riders. You cannot select both the MAV and 5-Year MAV. The MAV and 5-Year MAV are only available if you are 75 or younger at the rider effective date. ROPP is only available if you are 76 or older at the rider effective date.

(2) The Special DCA account may not be available for new purchase payments at all times.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the fixed account and/or to the Special DCA account (when available) in even 1% increments. There may be certain restrictions on the amount you may allocate to the fixed account. (See "Purchase Payments".)

If your application is complete, we will process it and apply your purchase payment to the fixed account, Special DCA account (when available) and/or subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.


We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


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21   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

THE SETTLEMENT DATE


Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.


For nonqualified annuities and Roth IRAs, the settlement date must be:


o    no earlier than 13 months after the contract's effective date; and

o no later than your 85th birthday or the tenth contract anniversary, if purchased after age 75.


For qualified annuities except Roth IRAs, to comply with IRS regulations, the settlement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).


If you satisfy your required minimum distributions by some other IRS approved method, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.


BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS


Minimum allowable purchase payments*


If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or
     $50 per month


                                                     RAVA Advantage Plus              RAVA Select Plus
If paying by any other method:
     initial payment for qualified annuities               $1,000                          $ 2,000
     initial payment for nonqualified annuities             2,000                           10,000
     for any additional payments                               50                               50

  * RAVA Advantage Plus and RAVA Select Plus band 3 annuities sold to individuals other than advisors and employees: Require a minimum $1,000,000 initial purchase payment and home office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is up to age 85 and $50,000 if your age on the effective date of the contract is age 86-90.

Maximum allowable purchase payments** (without home office approval) based on your age on the effective date of the contract:

                                                     RAVA Advantage Plus              RAVA Select Plus
For the first year:
     through age 85                                       $999,999***                      $999,999***
     for ages 86 to 90                                     100,000                          100,000
For each subsequent year:
     through age 85                                        100,000                          100,000
     for ages 86 to 90                                      50,000                           50,000

 ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your contract value is less than $2,000, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

*** These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for six months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.


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22   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 By letter

For initial purchase payment, send your check along with your name and contract number to:


Regular mail:
IDS Life Insurance Company of New York
P.O. Box 5144
Albany, NY 12205


Express mail:
IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:

IDS Life Insurance Company of New York
70200 AXP Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o    a bank authorization.

Charges

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. The contract administrative charge is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. Any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year.

We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. The charge from the fixed account will not exceed $30 in any contract year.


We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.


If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.


MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:


                                      RAVA Advantage Plus       RAVA Select Plus
For nonqualified annuities                    0.95%                    1.20%
For qualified annuities                       0.75%                    1.00%
For band 3 annuities                          0.55%                    0.75%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account or the Special DCA account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner lives and no matter how long our entire group of owners live. If, as a group, owners outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners do not live as long as expected, we could profit from the mortality risk fee.


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23   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.


The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


ROPP RIDER FEE

We charge a fee for this optional feature only if you select it(1). If selected, we deduct 0.20% of your variable account contract value. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.


MAV RIDER FEE


We charge a fee for the optional feature only if you select it.(2) If selected, we deduct 0.25% of your variable account contract value. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) The MAV rider is only available if you are 75 or younger at the rider effective date and it is not available with 5-year MAV.

5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it(3). If selected, we deduct 0.10% of your variable account contract value. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each account bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with MAV.


SURRENDER CHARGE


If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage Plus, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA Select Plus, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. The surrender charge percentages that apply to you are shown in your contract.


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24   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Surrender charge under RAVA Advantage Plus:

For purposes of calculating any surrender charge under RAVA Advantage Plus, we treat amounts surrendered from your contract value in the following order:


1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.


     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.


We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.


The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:

                   Seven-year schedule                                                       Ten-year schedule
 Number of completed                                                   Number of completed
years from date of each              Surrender charge                years from date of each                   Surrender charge
  purchase payment                      percentage                      purchase payment                          percentage
        0                                   7%                                  0                                     8%
        1                                   7                                   1                                     8
        2                                   7                                   2                                     8
        3                                   6                                   3                                     7
        4                                   5                                   4                                     7
        5                                   4                                   5                                     6
        6                                   2                                   6                                     5
        7+                                  0                                   7                                     4
                                                                                8                                     3
                                                                                9                                     2
                                                                               10+                                    0

Surrender charge under RAVA Select Plus:

For purposes of calculating any surrender charge under RAVA Select Plus, we treat amounts surrendered from your contract value in the following order:


1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.


     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)


3. Finally, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

                              Contract year                                     Surrender charge percentage
                                   1                                                        7%
                                   2                                                        7
                                   3                                                        7
                                   Thereafter                                               0

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25   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Partial surrenders

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. For partial surrenders, we determine the amount that represents purchase payments which are subject to a surrender charge by the following formula:

           PS - FA   x  (PP - PE)
          ---------
           CV - FA

Where

   PS   =  Amount of partial surrender
   FA   =  Free amount (amounts that are subject to a waiver of
           surrender charge)
   CV   =  Contract value prior to the surrender
   PP   =  Purchase payments not previously surrendered
   PE   =  Amounts surrendered totaling up to 10% of the prior contract anniversary value to the extent it is larger than amounts surrendered that represent contract earnings

After calculating the amount of purchase payments that might be subject to a surrender charge, we use the surrender order described above to determine the surrender charge. For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge is applied to this total amount. We pay you the amount you requested.

Surrender charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

Surrender charge calculation example

The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage Plus contract that contains a seven-year surrender charge schedule with this history:

o The contract date is July 1, 2003 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o    We received these payments:

     -- $5,000 July 1, 2003;

     -- $55,000 Dec. 31, 2005;

     -- $40,000 Feb. 20, 2011; and

You wish to take a partial surrender of $60,000 at Sept. 1, 2011. At that date, the contract value is equal to $80,000. The previous contract anniversary value was equal to $100,000.

Using the terminology above, PS = $60,000, CV = $80,000, PP = $100,000. FA = $10,000 (10% of the previous contract anniversary value). Since there are no contract earnings, PE = $10,000.

This results in the following amount being subject to a surrender charge for this partial surrender:

   ($60,000 - $10,000) x ($100,000 - $10,000) = $64,286
   -------------------
   ($80,000 - $10,000)

We surrender the purchase payments on a first-in-first-out basis. We surrender the following amounts with the indicated surrender charge rates:

o $5,000 from the July 1, 2003 purchase payment with no surrender charge (part of 10% of prior contract anniversary value).

o $5,000 from the Dec. 31, 2005 purchase payment with no surrender charge (rest of 10% of prior contract anniversary value).

o $50,000 from the Dec. 31, 2005 purchase payment with a 4% surrender charge.

o $14,286 from the Feb. 20, 2011 purchase payment with a 7% surrender charge.

This results in a total surrender charge of $3,000 (4% x $50,000 + 7% x
$14,286).


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26   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Waiver of surrender charges


We do not assess surrender charges under any contract for:


o    surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;


o required minimum distributions from a qualified annuity (for those amounts required to be distributed from a contract described in this prospectus);

o contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

o    amounts we refund to you during the free look period*;

o    death benefits*;

o surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

o surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, surrenders you make if you are diagnosed after the contract date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)


* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")


Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.


Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT


We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:


o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o    plus any purchase payment credits allocated to the fixed account;

o    plus interest credited;


o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

o    minus any prorated portion of the contract administrative charge.

SPECIAL DCA ACCOUNT

We value the amounts you allocate to the special DCA account directly in dollars. The special DCA account value equals:

o    the sum of your purchase payments allocated to the special DCA account;

o    plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges); and

o    minus amounts transferred out.


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contracts each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional death benefit with annual charges (if applicable).


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27   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any purchase payment credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial surrenders;

o    surrender charges;

and a deduction of:

o    a prorated portion of the contract administrative charge;


o    the ROPP rider fee (if selected);

o    the MAV rider fee (if selected); and/or

o    the 5-Year MAV rider fee (if selected).


Accumulation unit values will fluctuate due to:

o    changes in funds' net asset value;

o    dividends distributed to the subaccounts;

o    capital gains or losses of funds;

o    fund operating expenses; and/or

o    mortality and expense risk fees.

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28   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

PURCHASE PAYMENT CREDITS


For RAVA Advantage Plus: we add a credit to your contract in the amount of:

o    1% of each purchase payment received:

     -- if you elect the ten-year surrender charge schedule for your contract* and the initial purchase payment is under $100,000; or

     -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

For RAVA Advantage Plus - Band 3: we add a credit to your contract in the amount of:

o    2% of each purchase payment received:

     -- if you elect the seven-year surrender charge schedule for your contract.

o    3% of each purchase payment received

     --  if you elect the ten-year surrender charge schedule for your contract.

Surrender charges under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

For RAVA Select Plus: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

For RAVA Select Plus - Band 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA Select Plus and RAVA Select Plus - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA Select Plus and RAVA Select Plus - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")


We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.


We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the 12 month period since the purchase payment credit was applied. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.


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29   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). Automated transfers from the fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the fixed account within 12 months. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You may not set-up an automated transfer to the fixed account or the Special DCA account. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
                                                                                                      Number
                                                            Amount            Accumulation           of units
                                            Month          invested            unit value           purchased
By investing an equal number
of dollars each month ...                   Jan              $100                 $20                 5.00

                                            Feb               100                  18                 5.56

you automatically buy                       Mar               100                  17                 5.88
more units when the
per unit market price is low ...   ---->    Apr               100                  15                 6.67

                                            May               100                  16                 6.25


                                            June              100                  18                 5.56

                                            July              100                  17                 5.88


and fewer units                             Aug               100                  19                 5.26
when the per unit
market price is high.              ---->    Sept              100                  21                 4.76

                                            Oct               100                  20                 5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA account according to the following rules:

o You may only allocate a new purchase payment of at least $10,000 to a Special DCA account.

o    You cannot transfer existing contract values into a Special DCA account.

o Each Special DCA arrangement consists of 6 monthly transfers that begin 7 days after we receive your purchase payment.

o We make monthly transfers of your Special DCA account value into the subaccounts you select.

o You may not use the fixed account or the Special DCA account as a destination for the Special DCA monthly transfer.

o We will change the interest rate on each Special DCA account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the fixed account at the time of the change.

o We credit each Special DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

o We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

o Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it.

o Funding from multiple sources are treated as individual purchase payments and a new Special DCA account is opened for each payment (if the Special DCA accounts are available the date we receive payment).


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30   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

o You may terminate your participation in the Special DCA program at any time. If you do, we will transfer the remaining balance from your Special DCA account to the fixed account. Interest will be credited according to the rates in effect on the fixed account and not the rate that was in effect on the Special DCA account.

o We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING


You can ask to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account or the Special DCA account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We seek to prevent market timing. Do not invest in the contract if you are a market timer. Market timing is a practice of transferring assets among subaccounts in an effort to take advantage of short-term market movements or price fluctuations. Market timing can impact the performance of the funds and harm contract owners.

Because we try to distinguish market timing from transfers we believe are not harmful to the funds or contract owners, such as periodic rebalancing or dollar cost averaging, there is no set number of transfers you can make without being identified as a market timer. Accounts under common control, including multiple contracts you may own, may be counted together for these purposes. If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify or restrict your transfer privileges to the extent permitted by applicable law. These restrictions or modifications may include, but not be limited to:

o requiring transfer requests to be submitted in writing only by first-class U.S. mail;

o    not accepting telephone or electronic transfer requests; or

o not accepting transfer requests of an agent acting under power of attorney.

Subject to state law and the terms of each contract, we intend to apply the policy described above to all contract owners. We will notify you in writing of our decision to impose any modification or restriction of your transfers.

In addition, each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing. You should read the prospectuses for the funds for more details.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because the variable account may invest in the funds on an omnibus basis, the funds may not be able to detect and deter market timing activity. In addition, state law and the terms of your contract may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the funds and harm contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

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31   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Transfer policies


o Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for six months. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract. Currently, the amount of contract value transferred to the fixed account cannot result in the value of the fixed account being greater than 30% of the contract value. You may not make transfer to the Special DCA account.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, transfers out of the fixed account are limited to the greater of: a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts.


o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)*and signed request for a transfer or surrender to:

Regular mail:
IDS Life Insurance Company of New York
20 Madison Avenue Extension
P.O. Box 5144 Albany, NY 12205

Express mail:
IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers or surrenders:   Contract value or entire account balance

* Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.

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32   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

2 By automated transfers and automated partial surrenders

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.


o Automated transfers to the fixed account or the Special DCA account are not allowed.


o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

Minimum amount
Transfers or surrenders:   $50

Maximum amount
Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)

3 By phone

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.

(800) 541-2251 (toll free)

(518) 869-8613

Minimum amount
Transfers or surrenders:   $250 or entire contract balance

Maximum amount
Transfers:                 Contract value or entire account balance
Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, ROPP charges, MAV charges, 5-Year MAV charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


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33   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

SURRENDER POLICIES


If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA account you may have.


RECEIVING PAYMENT

1 By regular or express mail

o    payable to you;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 By wire

o    request that payment be wired to your bank;

o    bank account must be in the same ownership as your contract; and

o    pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --  the NYSE is closed, except for normal holiday and weekend closings;

     --  trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --  you are at least age 59 1/2;

     --  you are disabled as defined in the Code;

     --  you severed employment with the employer who purchased the contract;
         or

     --  the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

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34   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV or 5-Year MAV. In addition, the terms of the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the MAV and 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")


If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.


Benefits in Case of Death -- Standard Death Benefit


We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

o    contract value, less any purchase payment credits subject to reversal; or

o    purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal.


Adjusted partial surrenders

                      PS x DB
                     ---------
                         CV

         PS = the partial surrender including any applicable surrender charge.

         DB = the death benefit on the date of (but prior to) the partial surrender.

         CV = the contract value on the date of (but prior to) the partial surrender.


Example of standard death benefit calculation when you are age 75 or younger on the contract effective date:

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o On March 1, 2004 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

     We calculate the death benefit on March 1, 2004 as follows:

         The total purchase payments minus adjustments for partial surrenders:

         Total purchase payments                                                 $20,000

            minus adjusted partial surrenders, calculated as:

            $1,500 x $20,000 =
            ----------------
                  $18,000                                                        - 1,667
                                                                                   -----
         for a death benefit of:                                                 $18,333


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35   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

IF YOU DIE BEFORE YOUR SETTLEMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


Nonqualified annuities


If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

o If you are age 75 or younger on the date we issue the contract, the beneficiary of your spouse's contract receives the greater of:

o    contract value, less any purchase payment credits subject to reversal; or

o    purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:


o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities


o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

o If you are age 75 or younger on the date we issue the contract, the beneficiary of your spouse's contract receives the greater of:

     o contract value, less any purchase payment credits subject to reversal; or

     o   purchase payments less minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


     o the beneficiary asks us in writing within 60 days after we receive proof of death; and

     o payouts begin no later than one year following the year of your death; and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

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36   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Optional Benefits


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o    purchase payments minus adjusted partial surrenders.

Adjusted partial surrenders for the ROPP death benefit

                      PS x DB
                      ---------
                         CV

   PS = the partial surrender including any applicable surrender charge.

   DB = the death benefit on the date of (but prior to) the partial surrender.

   CV = the contract value on the date of (but prior to) the partial surrender.

If this ROPP rider is available in your state and you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the ROPP

o You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

Example

o You purchase the contract (with the ROPP rider) with a payment of $20,000 on Jan. 1, 2003.

o On March 1, 2004 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

     We calculate the death benefit on March 1, 2004 as follows:

        The total purchase payments minus adjustments for partial surrenders:

        Total purchase payments                                                  $20,000
            minus adjusted partial surrenders, calculated as:

            $1,500 x $20,000 =
            ----------------
                 $18,000                                                          - 1,667
                                                                                  -------
         for a death benefit of:                                                  $18,333

If your spouse is the sole beneficiary, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)


The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.


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37   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

If this MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value after you reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.


If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or


o    purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

Terminating the MAV

o You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

Example


o You purchase the contract (with the MAV rider) with a payment of $20,000 on Jan. 1, 2003.

o On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2004 as follows:


The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

     Greatest of your contract anniversary contract values:                      $24,000
         plus purchase payments made since that anniversary:                         + 0
            minus adjusted partial surrenders, calculated as:

         $1,500 x $24,000   =
         ----------------
              $22,000                                                            - 1,636
                                                                                 -------
      for a death benefit of:                                                    $22,364


In general, if your spouse is the sole beneficiary, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV


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38   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS does not provide any additional benefit with respect to fixed account or Special DCA account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the 5-Year MAV is appropriate for your situation.

If this 5-Year MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the 5th contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every 5th contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value after you reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the 5-Year MAV.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o    purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent 5th contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

Terminating the 5-Year MAV

o You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

Example

o You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000 on Jan. 1, 2003.

o On Jan. 1, 2008 (the fifth contract anniversary) the contract value grows to $30,000.

o On March 1, 2008 the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

We calculate the death benefit on March 1, 2008 as follows:

The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

     Greatest of your 5-year contract anniversary contract values:               $30,000
         plus purchase payments made since that anniversary:                         + 0
            minus adjusted partial surrenders, calculated as:

         $1,500 x $30,000   =
         ----------------
              $22,000                                                            - 1,800
                                                                                 -------
      for a death benefit of:                                                    $28,200

In general, if your spouse is the sole beneficiary, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


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39   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


Amounts of fixed and variable payouts depend on:

o    the annuity payout plan you select;


o    your age and, in most cases, sex;


o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES


The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:


o Plan A: Life annuity -- no refund: We make monthly payouts until your death. Payouts end with the last payout before your death. We will not make any further payouts. This means that if you die after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if you should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If you outlive the elected guaranteed payout period, we will continue to make payouts until your death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until your death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether you living or not.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the owner and a joint owner are living. If either owner dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second owner.


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40   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether you are living or not. Depending on the selected time period, it is foreseeable that you can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.17% and 6.67%, depending on the applicable assumed investment rate (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

Annuity payment plan requirements for qualified annuities: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the owner or over the life of the owner and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the owner or over the life expectancy of the owner and designated beneficiary; or

o over a period certain not longer than the life expectancy of the owner or over the life expectancy of the owner and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before your settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.


Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


Taxes


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account, subaccounts and/or Special DCA account in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.


NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Annuity payouts: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Surrenders: If you surrender part or all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

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41   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Withholding: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or TIN, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.

Death benefits to beneficiaries: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Payments made upon the death of the annuitant may be subject to a 10% IRS penalty.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o    if it is allocable to an investment before Aug. 14, 1982.

Transfer of ownership: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

Collateral assignment: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Annuity payouts: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

Surrenders: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

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42   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

Withholding: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o    the payout is a minimum distribution required under the Code;

o    the payout is made on account of an eligible hardship; or

o    the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Penalties: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    because of your death,

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment after you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only); or

o    to pay certain medical or education expenses (IRAs only).

Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Purchase payment credits: These are considered earnings and are taxed accordingly when surrendered or paid out.


Special considerations if you select the ROP, MAV or 5-year MAV rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

Collateral assignment: You may not collaterally assign or pledge a qualified annuity.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS Life of New York's tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

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43   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o    the reserve held in each subaccount for your contract; divided by

o    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    make additional subaccounts investing in additional funds;

o    transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

About the Service Providers

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contract.

AEFA's offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly owned subsidiary of


American Express Financial Corporation (AEFC) which is a wholly owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services.

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44   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

ISSUER

IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. IDS Life of New York conducts a conventional life insurance business in New York.

We are the sole distributor of the contract. We pay time-of-sale commissions of up to 7.75% of purchase payments on the contract as well as service/trail commissions of up to 1.25% based on annual total contract value for as long as the contract remains in effect. These commissions compensate our sales representative and field leadership for selling and servicing the contract and help pay for other distribution expenses. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the contract.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of contracts may help sales representatives and/or their field leaders qualify for such benefits.

We intend to recoup a portion of the commissions and other distribution expenses we pay through certain fees and charges described in this prospectus including, for example, the mortality and expense risk charge and surrender charges. We also receive some of the 12b-1 distribution fees that you may pay in connection with certain funds to help us pay commissions and other distribution expenses.

LEGAL PROCEEDINGS

The SEC, the National Association of Securities Dealers, Inc. and several state attorneys general have brought proceedings challenging several mutual fund and variable product financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements, and inappropriate sales. We have received requests for information and have been contacted by regulatory authorities concerning our practices and are cooperating fully with these inquiries.

We and our affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of our respective business activities. We believe we have meritorious defenses to each of these actions and intend to defend them vigorously. We believe that we are not a party to, nor are any of our properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on our consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

--------------------------------------------------------------------------------
45   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

Table of Contents of the Statement of Additional Information


Calculating Annuity Payouts                                                p

Rating Agencies                                                            p.

Principal Underwriter                                                      p.

Independent Auditors                                                       p.

Financial Statements


--------------------------------------------------------------------------------
46   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT
     ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK  PROSPECTUS

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
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IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203


S-6362 A (9/04)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


      AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS(SM) VARIABLE ANNUITY

       AMERICAN EXPRESS RETIREMENT ADVISOR SELECT PLUS(SM) VARIABLE ANNUITY


             AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R)

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY

         AMERICAN EXPRESS RETIREMENT ADVISOR SELECT VARIABLE ANNUITY(R)

                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT


                                OCT. _____, 2004


IDS Life of New York Variable Annuity Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the IDS Life of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.


IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

Table of Contents

Calculating Annuity Payouts                              p.  3

Rating Agencies                                          p.  4

Principal Underwriter                                    p.  4

Independent Auditors                                     p.  4

Financial Statements

--------------------------------------------------------------------------------
2  --  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o  determine the dollar value of your contract on the valuation date; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o  the annuity unit value on the valuation date; by

o  the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o  the net investment factor; and

o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

--------------------------------------------------------------------------------
3  --  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to IDS Life of New York, refer to the American Express Web site at (americanexpress.com/advisors) or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                                    www.ambest.com
Fitch                                                  www.fitchratings.com
Moody's                                            www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. AEFA is an affiliate of ours. Both AEFA and IDS Life of New York are ultimately controlled by American Express Company. The principal business address of AEFA is 70100 AXPFinancial Center, Minneapolis, MN 55474. IDS Life of New York currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2003: $2,433,623; 2002: $1,983,108; and 2001: $3,177,060. AEFA retains no underwriting commission from the sale of the contract.

Independent Auditors


[to be filed by Amendment]




Financial Statements


[to be filed by Amendment]


--------------------------------------------------------------------------------
4  --  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

S-6343-1 A (10/04)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     To be filed by Amendment.

(b)      Exhibits:

1.1 Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant's Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3 Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4 Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6 Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7 Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as
         Exhibit 1.7 to Registrant's Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

2        Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31053), filed electronically as Exhibit 4.1 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.2 Form of Maximum Anniversary Value Death Benefit Rider, will be filed by Amendment.

4.3 Form of 5-Year Maximum Anniversary Value Death Benefit Rider, will be filed by Amendment.

4.4 Form of Return of Purchase Payment Death Benefit Rider, will be filed by Amendment.

4.5 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.6 Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.7 Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.8 Form of Deferred Annuity Contract for tax-qualified contracts (form 139035), filed electronically as Exhibit 4.5 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

5. Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended By-Laws of IDS Life of New York dated May 1992, filed electronically as Exhibit 6.2 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

6.3 Copy of Amended and Restated By-Laws of IDS Life Insurance Company of New York, filed electronically as Exhibit 6.3 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement dated October 7, 1996 between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as
         Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.2 Copy of Participation Agreement by and among IDS Life Insurance Company of New York, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000 filed electronically as Exhibit 8.2 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.3 Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co.
         and Calvert Distributors Inc. and IDS Life Insurance Company of
         New York filed electronically as Exhibit 8.3 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.5 Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company of New York, dated August 13, 2001 filed electronically as Exhibit 8.5 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.7 Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.8       Copy of Participation Agreement between IDS Life Insurance
          Company of New York and INVESCO Variable Investment Funds, Inc,
          and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.8 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.9 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as
          Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.11 Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated August
          13, 2001 filed electronically as Exhibit 8.11 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.12 Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.13 Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit
          8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.14 Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Strong Opportunity Fund II, Inc. and Strong Investor Services, Inc. and Strong Investments, Inc. dated August 13, 2001 filed electronically as Exhibit 8.13 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.15      Copy of Participation Agreement by and among Wanger Advisors
          Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999 filed electronically as
          Exhibit  8.14  to  Registrant's  Post-Effective  Amendment  No.  4  to
          Registration Statement No. 333-91691 is incorporated herein by reference.

8.16 Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company of New York and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.15 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered to be filed by Amendment.

10.      Consent of Independent Auditors to be filed by Amendment.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 1 to Registraion Statement No. 333-91691 is incorporated herein by reference.

14.      Not applicable.

15.1 Power of Attorney to sign this Registration Statement dated April 15, 2004 filed electronically as Exhibit 15 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-91691 is incorporated herein by reference.

15.2 Power of Attorney to sign this Registration Statement dated July 7, 2004 is filed electronically herewith.

Item 25.


Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       1765  AXP Financial Center                Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 AXP Financial Center                  Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Walter S. Berman                      AMEX Tower WFC                            Vice President and Treasurer
                                      200 Vesey St.
                                      New York, NY

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Money Laundering
                                                                                Prevention Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Ronald L. Guzior                      Bollam, Sheedy, Torani                    Director
                                      & Co. LLP CPA's
                                      26 Computer Drive West
                                      Albany, NY 12205

Lorraine R. Hart                      257 AXP Financial Center                  Vice President - Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       1114 AXP Financial Center                 Director and Vice President - Third
                                      Minneapolis, MN  55474                    Party Distribution

Paul R. Johnston                      50605 AXP Financial Center                Assistant General Counsel and Secretary
                                      Minneapolis, MN 55474

Michelle M. Keeley                    257 AXP Financial Center                  Vice President - Investments
                                      Minneapolis, MN 55474

Jean B. Keffeler                      1010 Swingley Rd.                         Director
                                      Livingston, MT 59047

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Mary Ellyn Minenko                    50607 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Thomas W. Murphy                      264 AXP Financial Center                  Vice President - Investments
                                      Minneapolis, MN  55474

Thomas V. Nicolosi                    American Express Financial Advisors Inc.  Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     5009 World Financial Center               Director
                                      200 Vesey Street
                                      New York, NY 10285-5009

Teresa J. Rasmussen                   50605 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Richard M. Starr                      World Financial Center                    Director
                                      200 Vesey Street
                                      New York, NY 10285

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Bank, FSB                                                         Federal
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle International Limited                                                 England and Wales

Item 27. Number of Contractowners

         As of March 31, 2004, there were 11,388 non-qualified contract owners and 10,387 qualified contract owners in the IDS Life of New York Variable Annuity Account.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.
         Item 29(a) and 29(b)

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Chief
                                                        Financial Officer

         Walter S. Berman                               Director and Senior Vice President

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Martin T. Cole                                 Group Vice President - Southwest

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, Chairman of the Board
                                                        and Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Paul R. Johnston                               Secretary

         Nancy Jones                                    Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention
                                                        Officer

         Mitre Kutanovski                               Group Vice President -
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President - Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Penny Meier                                    Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca Nash                                   Vice President - Service
                                                        Operations

         Roger Natarajan                                Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel


         Michael J. Rearden                             Group Vice President -
                                                        Southern Florida

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products Group

         Joe Sweeney                                    Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
                                                        Delta States

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.



(c)      Name of principal          Net Underwriting            Compensation    Brokerage
         Underwriter                Discount and Commissions    on redemption   Commissions       Compensation
         -----------                ------------------------    --------------  -----------       ------------
         American Express                 $2,433,623                 None          None               None
         Financial Advisors Inc.

Item 30. Location of Accounts and Records

         IDS Life Insurance Company of New York
         20 Madison Avenue Extension
         Albany, NY 12203

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 3rd day of August, 2004.


         IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

         By IDS Life Insurance Company of New York
         (Sponsor)

               By /s/ Timothy V. Bechtold*
                      -------------------
                      Timothy V.Bechtold
                      President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 3rd day of August, 2004.

Signature                              Title

/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
-----------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
-----------------------------          Executive Officer
     Timothy V. Bechtold               (Chief Executive Officer)

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
-----------------------------          Officer, Consumer Affairs Officer, Claims
     Maureen A. Buckley                Officer and Money Laundering Officer

/s/  Rodney P. Burwell*                Director
-----------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
-----------------------------
     Robert R. Grew

/s/  Ronald L. Guzior*                 Director
-----------------------------
     Ronald L. Guzior

/s/  Carol A. Holton*                  Director and Vice President - Third Party
-----------------------------          Distribution
     Carol A. Holton

/s/  Jean B. Keffeler*                 Director
-----------------------------
     Jean B. Keffeler

/s/  Thomas R. McBurney*               Director
-----------------------------
     Thomas R. McBurney

Signature                              Title


/s/  Thomas V. Nicolosi*               Director
-----------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                Director
-----------------------------
     Steven P. Norman

/s/  Richard M. Starr*                 Director
-----------------------------
     Richard M. Starr

/s/  David K. Stewart**                Vice President and Controller
-----------------------------          (Principal Financial Officer)
     David K. Stewart                  (Principal Accounting Officer)

/s/  Michael R. Woodward*              Director
-----------------------------
     Michael R. Woodward


* Signed pursuant to Power of Attorney dated April 15, 2004, filed electronically herewith as Exhibit 15 to Registrant's Post-Effective Amendment No. 9, by:

** Signed pursuant to Power of Attorney dated July 7, 2004, filed electronically herewith, by:


/s/ Mary Ellyn Minenko
-------------------------
    Mary Ellyn Minenko

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 10 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectuses.

Part B.

         Statements of Additional Information.

Part C.

         Other Information.

         The signatures.

Exhibits.